Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 2,917	$ 1,644
Property, Plant and Equipment	18,015	10,035
Total Assets	24,621	17,648
Canada [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	788	1,171
Property, Plant and Equipment	4,070	4,772
Total Assets	7,336	10,434
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	2,129	473
Property, Plant and Equipment	13,945	5,263
Total Assets	17,273	6,996
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 12	$ 218